Document And Entity Information	Apr. 01, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	BIO-RAD LABORATORIES, INC.
Entity Central Index Key	0000012208
Entity Emerging Growth Company	false
Entity File Number	1-7928
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1381833
Entity Address, Address Line One	1000 Alfred Nobel Dr.
Entity Address, City or Town	Hercules
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94547
City Area Code	(510)
Local Phone Number	724-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, Par Value $0.0001 per share
Trading Symbol	BIO
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, Par Value $0.0001 per share
Trading Symbol	BIOb
Security Exchange Name	NYSE